SCHEDULE OF ESTIMATED USEFUL LIVE PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]